Asset acquisitions (Details) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2018 USD ($) rig	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)	May 30, 2018 rig
Keppel's Hull B378
Business Acquisition [Line Items]
Total consideration		$ 122.1
Keppel's Hull B378 | $200 Million Senior Secured Revolving Loan Facility
Business Acquisition [Line Items]
Proceeds from debt		$ 160.0
Keppel Rigs
Business Acquisition [Line Items]
Total consideration	$ 742.5
Number of premium newbuild jack-up drilling rigs acquired | rig	5
Pre-delivery installment amount			$ 288.0
Period of each loan maturity after the respective delivery dates				5 years
Remaining contracted installments outstanding, amount				$ 172.8	$ 345.6
Number of rigs to be delivered | rig				2		2